Long-Term Debt, Net of Debt Issuance Costs and Discount - Working Capital Agreements (Asia) - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2017
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 136,584	$ 125,445	$ 122,636
Asia [Member] | Working Capital Loans [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 9,548
Debt instrument frequency of principal payment		quarterly
Asia [Member] | Working Capital Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.60%
Debt instrument, term	3 months
Asia [Member] | Working Capital Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.90%
Debt instrument, term	12 months